MASTERCARD INCORPORATED

2000 Purchase Street

Purchase, New York 10577

VIA EDGAR

April 10, 2007

Re:	MasterCard Incorporated

Preliminary Proxy Statement

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

MasterCard Incorporated (“MasterCard”) hereby submits for filing by direct electronic transmission under the Securities Exchange Act of 1934, as amended, a preliminary proxy statement on Schedule 14A in connection with MasterCard’s Annual Meeting of Stockholders.

MasterCard intends to release the definitive proxy statement to stockholders on April 26, 2007.

If you should have any questions or comments regarding the preliminary proxy statement, please feel free to contact me at (914) 249-5595.

Very truly yours,

/s/ Noah J. Hanft

Noah J. Hanft